Loss per share	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Loss per share
13.	Loss per share

	Three months ended July 31 ,		Nine months ended July 31,
	2021	2020	2021	2020
Net loss	$(6,897,318)	$(1,810,981)	$(21,590,783)	$(4,842,463)
Weighted average number of ordinary shares	2,394,475	2,100,603	2,372,731	2,057,723

Basic and diluted loss per share	$(2.88)	$(0.86)	$(9.10)	$(2.35)

Adjustments for diluted loss per share were not made for the three and nine months ended July 31, 2021 and 2020 as they would be anti-dilutive in nature
. The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Three months ended July 31 ,		Nine months ended July 31,
	2021	2020	2021	2020
Stock options	135,086	133,500	135,086	133,500
Restricted share units	9,501	2,182	9,501	2,182

	144,587	135,682	144,587	135,682

16.	Loss per share

	2020	2019	2018
Net loss	$(9,275,962)	$(4,100,782)	$(908,869)
Weighted average number of ordinary shares	2,068,952	1,801,338	1,700,751

Basic and diluted loss per share	$(4.48)	$(2.28)	$(0.53)

Adjustments for diluted loss per share were not made for the year ended October 31, 2020, 2019 and 2018 as they would be anti-dilutive in nature. The following potential ordinary shares are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share:

	2020	2019	2018
Stock options	133,500	99,500	58,320
Convertible debt	—	13,436	13,436
Restricted share units	2,182	—	—

	135,682	112,936	71,756

The number of potential ordinary shares to be issued upon the conversion of the convertible debt was determined based on the Series B share price. See Note 8 for details.